Note 15 - Business Segment Information (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024
Number of Reportable Segments	2
Waste Management Services [Member]
Increase (Decrease) in Total Assets	$ 2.5
Golf and Related Operations [Member]
Increase (Decrease) in Total Assets	1.2
Corporate Segment [Member]
Increase (Decrease) in Total Assets	$ 1.2
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers	0	0